CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended		66 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
RESEARCH AND DEVELOPMENT EXPENSES	$ 1,452,456	$ 2,308,811	$ 3,761,267
GENERAL AND ADMINISTRATIVE EXPENSES	4,008,046	2,679,748	6,825,467
OPERATING LOSS	5,460,502	4,988,559	10,586,734
FINANCIAL EXPENSE, NET	78,657	9,584	88,241
NET LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 5,539,159	$ 4,998,143	$ 10,674,975
BASIC AND DILUTED LOSS PER COMMON STOCK	$ 0.11	$ 0.09
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER STOCK:	50,483,814	54,265,224